Investments and fair value measurements - Summary of Held-to-Maturity Debt Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 67,164	$ 65,406
Unrealized Gains	459	1,048
Unrealized Losses	(223)	(53)
Fair Value	67,400	66,401
Corporate debt securities
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	62,078	57,651
Unrealized Gains	459	994
Unrealized Losses	(207)	(53)
Fair Value	62,330	58,592
U.S. Treasury securities
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	4,849	7,519
Unrealized Gains	0	54
Unrealized Losses	(16)	0
Fair Value	4,833	7,573
Certificate of deposits
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	237	236
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	$ 237	$ 236